Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Net (loss)/income	$ (266.1)		$ 652.5		$ 953.0
Other comprehensive loss	(746.5)		(190.6)		(1,008.9)
Changes in fair value of listed investments	1.6		14.5		(38.7)
Mark-to-market adjustment of listed investments	(1.3)	[1]	18.7	[1]	(26.4)	[1]
Realized gain on disposal of listed investments	(7.4)		(14.7)		(12.8)
Impairment of listed investments	10.3		10.5		0.5
Foreign currency translation adjustment	(748.1)		(205.1)		(970.2)
Comprehensive (loss)/income	(1,012.6)		461.9		(55.9)
Comprehensive (loss)/income attributable to:
Gold Fields shareholders	(994.4)		424.6		(104.2)
Noncontrolling interests	(18.2)		37.3		48.3
Comprehensive (loss)/income	$ (1,012.6)		$ 461.9		$ (55.9)

[1]	Includes deferred tax of $1.7 million (2012: $1.0 million and 2011: $2.8 million).